Deferred revenue	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2025	December 31, 2024
Beginning Balance	$11,632	$4,588
Additions to deferred revenue	35,651	17,291
Revenue recognized during the year	(28,958)	(10,247)
Ending Balance	$18,325	$11,632

	December 31, 2025	December 31, 2024
Current deferred revenue	$8,408	$6,643
Non-current deferred revenue	9,917	4,989
Ending balance	$18,325	$11,632